Cover	Oct. 27, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 27, 2026
Entity File Number	333-191725
Entity Registrant Name	REGEN BIOPHARMA, INC.
Entity Central Index Key	0001589150
Entity Tax Identification Number	45-5192997
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	8697 La Mesa Blvd
Entity Address, Address Line Two	Suite C#107
Entity Address, City or Town	La Mesa
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	91942
City Area Code	(619)
Local Phone Number	722 5505
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false